UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00032
American Funds Fundamental Investors
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class A | ANCFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.59%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class C | AFICX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.33%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class T | TFFFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 18	0.34% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net as
se
ts)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-1 | AFIFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 35	0.65%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-2 | FINFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.37% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of n
et
assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most sha
rehold
er documents will be mailed to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-3 | FUNFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.28% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple acc oun
ts at the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-A | CFNAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,
000 i
nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 34	0.63% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-C | CFNCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 73	1.37% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-E | CFNEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 46	0.86% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fun
d expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-T | TIIIX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 21	0.39% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-1 | CFNFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$23	0.44%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-2 | FFXFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$20	0.37%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days
of
receipt
by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-3 | FEEFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$18	0.33%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-1 | RFNAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$72	1.36%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-2 | RFNBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$72	1.36%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-2E | RFEBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 57	1.07%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-3 | RFNCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$49	0.92%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-4 | RFNEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.62% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-5E | RFNHX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$22	0.42%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-5 | RFNFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.32%*

*Annualized
Key fund statistics
Fund net assets ( in millions)	$ 136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please
contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-010-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-6 | RFNGX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Fundamental Investors for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$15	0.28%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$136,017
Total number of portfolio holdings	249
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net
assets
)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be
mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not
be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-010-0824 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fundamental Investors®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2024
Lit. No. MFGEFP2-010-0824 © 2024 Capital Group. All rights reserved.

Investment portfolio June 30, 2024unaudited

Common stocks 97.74%		Shares	Value (000)
Information technology 27.15%
	Broadcom, Inc.	5,821,424	$9,346,469
	Microsoft Corp.	18,796,230	8,400,975
	Taiwan Semiconductor Manufacturing Co., Ltd.	55,432,000	1,648,632
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,368,501	1,454,529
	Micron Technology, Inc.	14,501,963	1,907,443
	Apple, Inc.	8,456,062	1,781,016
	Applied Materials, Inc.	6,659,797	1,571,646
	NVIDIA Corp.	12,085,901	1,493,092
	Salesforce, Inc.	5,054,376	1,299,480
	ASML Holding NV (ADR)	611,226	625,119
	ASML Holding NV	501,122	517,006
	SK hynix, Inc.	6,537,375	1,108,674
	Arista Networks, Inc.[1]	2,581,825	904,878
	MicroStrategy, Inc., Class A1,2	611,395	842,184
	Shopify, Inc., Class A, subordinate voting shares[1]	9,999,904	660,494
	Motorola Solutions, Inc.	1,347,796	520,317
	Dell Technologies, Inc., Class C	3,406,930	469,850
	KLA Corp.	416,508	343,415
	TE Connectivity, Ltd.	1,999,090	300,723
	SAP SE	1,410,557	286,392
	ServiceNow, Inc.[1]	320,054	251,777
	Keysight Technologies, Inc.[1]	1,834,311	250,842
	Advanced Micro Devices, Inc.[1]	1,422,218	230,698
	Roper Technologies, Inc.	378,530	213,362
	Cloudflare, Inc., Class A1	2,037,656	168,779
	CDW Corp.	599,727	134,243
	Wolfspeed, Inc.[1]	4,493,283	102,267
	Samsung Electronics Co., Ltd.	706,742	41,532
	Intel Corp.	1,045,277	32,372
	Crane NXT, Co.	350,315	21,516
			36,929,722

Health care 12.90%
	Novo Nordisk AS, Class B	19,672,591	2,810,351
	UnitedHealth Group, Inc.	4,924,714	2,507,960
	Eli Lilly and Co.	2,508,272	2,270,939
	Centene Corp.[1]	15,635,543	1,036,637
	AstraZeneca PLC	6,533,780	1,018,591
	Thermo Fisher Scientific, Inc.	1,739,207	961,781
	Vertex Pharmaceuticals, Inc.[1]	1,488,120	697,512
	CVS Health Corp.	9,087,980	536,736
	Molina Healthcare, Inc.[1]	1,619,479	481,471
	Regeneron Pharmaceuticals, Inc.[1]	439,770	462,211
	Abbott Laboratories	4,378,154	454,934
	Alnylam Pharmaceuticals, Inc.[1]	1,715,622	416,896
	Gilead Sciences, Inc.	5,556,674	381,243
	Amgen, Inc.	955,903	298,672
	Bristol-Myers Squibb Co.	7,034,467	292,141
	AbbVie, Inc.	1,650,405	283,077
	Danaher Corp.	941,759	235,298
	Elevance Health, Inc.	427,272	231,522
	Cooper Companies, Inc.	2,618,976	228,637
	Jazz Pharmaceuticals PLC[1]	1,999,090	213,363
	Illumina, Inc.[1]	2,007,252	209,517
	Mettler-Toledo International, Inc.[1]	137,446	192,093
	DexCom, Inc.[1]	1,629,368	184,738
	Johnson & Johnson	1,217,403	177,936
	Humana, Inc.	468,601	175,093
	Exact Sciences Corp.[1]	3,798,272	160,477
	Sarepta Therapeutics, Inc.[1]	943,691	149,103
	agilon health, Inc.[1,3]	22,381,565	146,375

1	Fundamental Investors

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	EssilorLuxottica SA	654,189	$140,368
	Rede D’Or Sao Luiz SA	27,494,218	133,780
	McKesson Corp.	99,585	58,162
			17,547,614

Industrials 12.75%
	TransDigm Group, Inc.	2,742,345	3,503,647
	RTX Corp.	10,468,497	1,050,932
	General Electric Co.	6,481,924	1,030,431
	Carrier Global Corp.	16,145,784	1,018,476
	ITT, Inc.[3]	5,553,348	717,381
	Ryanair Holdings PLC (ADR)	5,797,720	675,086
	Ingersoll-Rand, Inc.	7,258,672	659,378
	Regal Rexnord Corp.[3]	4,297,094	581,053
	United Rentals, Inc.	886,391	573,256
	Boeing Co.[1]	3,057,135	556,429
	Equifax, Inc.	2,193,697	531,884
	Quanta Services, Inc.	2,023,495	514,150
	Airbus SE, non-registered shares	3,559,327	490,780
	Dayforce, Inc.[1,3]	8,896,347	441,259
	Caterpillar, Inc.	1,243,653	414,261
	Rolls-Royce Holdings PLC[1]	58,449,683	337,863
	Schneider Electric SE	1,399,363	333,893
	Northrop Grumman Corp.	676,704	295,009
	DSV A/S	1,850,195	283,127
	Lifco AB, Class B	8,995,907	247,676
	Waste Management, Inc.	1,113,493	237,553
	TFI International, Inc. (CAD denominated)	1,516,457	220,189
	Waste Connections, Inc.	1,219,212	213,801
	AMETEK, Inc.	1,194,485	199,133
	Paychex, Inc.	1,511,695	179,227
	United Airlines Holdings, Inc.[1]	3,675,401	178,845
	Eaton Corp. PLC	505,270	158,427
	Safran SA	713,279	150,064
	Deere & Co.	399,818	149,384
	FedEx Corp.	484,533	145,282
	Union Pacific Corp.	634,711	143,610
	Crane Co.	978,642	141,884
	Comfort Systems USA, Inc.	423,850	128,901
	TransUnion	1,643,528	121,884
	Veralto Corp.	1,251,911	119,520
	GE Vernova, Inc.[1]	665,315	114,108
	Sandvik AB	5,243,177	105,397
	Dun & Bradstreet Holdings, Inc.	10,880,429	100,753
	Lennox International, Inc.	174,846	93,539
	SS&C Technologies Holdings, Inc.	1,060,390	66,455
	IMCD NV	399,234	55,268
	HEICO Corp., Class A	228,813	40,619
	Concentrix Corp.	276,011	17,466
	Paylocity Holding Corp.[1]	26,100	3,441
	LIXIL Corp.	122,100	1,285
			17,342,006

Financials 11.15%
	Visa, Inc., Class A	7,060,446	1,853,155
	Apollo Asset Management, Inc.	10,920,767	1,289,415
	JPMorgan Chase & Co.	4,828,488	976,610
	Fiserv, Inc.[1]	6,528,257	972,971
	HDFC Bank, Ltd.	23,807,000	480,915
	HDFC Bank, Ltd. (ADR)	4,042,223	260,036
	KKR & Co., Inc.	6,996,873	736,351
	Blackstone, Inc.	5,902,528	730,733
	Mastercard, Inc., Class A	1,644,086	725,305
	Marsh & McLennan Companies, Inc.	2,460,057	518,383
	Aon PLC, Class A	1,715,551	503,651
	Brookfield Corp., Class A	10,305,766	428,102
	Blue Owl Capital, Inc., Class A	23,978,600	425,620
	Intercontinental Exchange, Inc.	3,086,164	422,465

Fundamental Investors	2

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Goldman Sachs Group, Inc.	928,732	$420,084
	OneMain Holdings, Inc.[3]	7,783,638	377,429
	Discover Financial Services	2,674,725	349,881
	Progressive Corp.	1,577,527	327,668
	Truist Financial Corp.	8,227,752	319,648
	Wells Fargo & Co.	5,321,968	316,072
	Synchrony Financial	6,667,059	314,619
	Arthur J. Gallagher & Co.	1,189,201	308,372
	Arch Capital Group, Ltd.[1]	2,628,164	265,155
	Ares Management Corp., Class A	1,711,869	228,158
	BlackRock, Inc.	262,658	206,796
	Bank of America Corp.	5,038,031	200,362
	RenaissanceRe Holdings, Ltd.	781,225	174,612
	Chubb, Ltd.	609,694	155,521
	CME Group, Inc., Class A	741,578	145,794
	S&P Global, Inc.	304,686	135,890
	Brown & Brown, Inc.	1,399,363	125,117
	Capital One Financial Corp.	834,620	115,553
	China Merchants Bank Co., Ltd., Class H	21,094,500	95,807
	Edenred SA	2,186,769	92,269
	Morgan Stanley	685,312	66,605
	Fidelity National Information Services, Inc.	772,360	58,205
	Charles Schwab Corp. (The)	401,978	29,622
	Checkout Payments Group, Ltd., Class B1,4,5	159,760	14,354
			15,167,305

Communication services 8.51%
	Alphabet, Inc., Class C	23,223,052	4,259,572
	Alphabet, Inc., Class A	2,751,895	501,258
	Meta Platforms, Inc., Class A	7,969,712	4,018,488
	Netflix, Inc.[1]	1,066,505	719,763
	Comcast Corp., Class A	15,857,317	620,973
	Publicis Groupe SA	5,816,633	616,525
	Charter Communications, Inc., Class A1	1,040,500	311,068
	Warner Music Group Corp., Class A	6,643,899	203,635
	Take-Two Interactive Software, Inc.[1]	723,021	112,423
	T-Mobile US, Inc.	449,179	79,136
	Electronic Arts, Inc.	515,621	71,841
	AT&T, Inc.	3,159,198	60,372
			11,575,054

Consumer discretionary 8.21%
	Amazon.com, Inc.[1]	16,422,188	3,173,588
	Restaurant Brands International, Inc.	13,010,719	915,564
	Booking Holdings, Inc.	212,455	841,640
	Coupang, Inc., Class A1	32,347,003	677,670
	Home Depot, Inc.	1,798,833	619,230
	Evolution AB	5,863,952	611,076
	YUM! Brands, Inc.	3,110,071	411,960
	D.R. Horton, Inc.	2,762,025	389,252
	MercadoLibre, Inc.[1]	222,142	365,068
	Chipotle Mexican Grill, Inc.[1]	5,090,000	318,889
	Hilton Worldwide Holdings, Inc.	1,245,269	271,718
	Royal Caribbean Cruises, Ltd.[1]	1,678,709	267,637
	Amadeus IT Group SA, Class A, non-registered shares	4,021,367	267,604
	Tesla, Inc.[1]	1,243,295	246,023
	Five Below, Inc.[1]	1,883,641	205,260
	Flutter Entertainment PLC[1]	999,545	182,277
	Burlington Stores, Inc.[1]	751,010	180,242
	Galaxy Entertainment Group, Ltd.	34,388,000	160,179
	NIKE, Inc., Class B	2,007,828	151,330
	Kering SA	393,856	143,182
	LVMH Moët Hennessy-Louis Vuitton SE	132,547	101,790
	B&M European Value Retail SA	16,109,403	89,085
	Trainline PLC[1]	21,716,025	85,662
	Caesars Entertainment, Inc.[1]	2,080,308	82,671
	Floor & Decor Holdings, Inc., Class A1	795,329	79,064
	Domino’s Pizza, Inc.	139,732	72,148

3	Fundamental Investors

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	General Motors Co.	1,492,218	$69,328
	Aptiv PLC[1]	968,739	68,219
	Tractor Supply Co.	190,803	51,517
	Churchill Downs, Inc.	177,270	24,747
	Mattel, Inc.[1]	1,469,917	23,901
	Ferrari NV (EUR denominated)	58,455	23,900
			11,171,421

Consumer staples 6.56%
	Philip Morris International, Inc.	34,377,701	3,483,493
	British American Tobacco PLC	31,817,273	978,068
	British American Tobacco PLC (ADR)	550,510	17,027
	Performance Food Group Co.[1,3]	10,045,654	664,118
	Dollar General Corp.	4,853,870	641,827
	Altria Group, Inc.	11,909,763	542,490
	Keurig Dr Pepper, Inc.	15,249,413	509,330
	Nestlé SA	4,394,282	448,558
	Dollar Tree Stores, Inc.[1]	3,712,421	396,375
	Bunge Global SA	2,773,810	296,160
	Church & Dwight Co., Inc.	2,150,126	222,925
	Constellation Brands, Inc., Class A	719,419	185,092
	Imperial Brands PLC	6,530,124	167,196
	Target Corp.	1,115,859	165,192
	Procter & Gamble Co.	952,567	157,097
	Danone SA	698,838	42,650
			8,917,598

Energy 3.59%
	Canadian Natural Resources, Ltd. (CAD denominated)	36,895,204	1,314,209
	Schlumberger NV	14,039,266	662,373
	Cenovus Energy, Inc. (CAD denominated)	29,259,543	575,117
	ConocoPhillips	4,984,073	570,078
	Exxon Mobil Corp.	4,269,745	491,533
	EOG Resources, Inc.	3,258,410	410,136
	Chevron Corp.	1,309,358	204,810
	Equitrans Midstream Corp.	15,037,173	195,182
	Halliburton Co.	5,305,824	179,231
	EQT Corp.	3,760,674	139,070
	TotalEnergies SE	1,155,307	77,000
	TC Energy Corp. (CAD denominated)[2]	1,004,090	38,063
	HF Sinclair Corp.	458,240	24,442
			4,881,244

Materials 3.08%
	Linde PLC	1,369,513	600,956
	Grupo México, SAB de CV, Series B	106,915,100	575,103
	Wheaton Precious Metals Corp.	10,233,683	536,450
	Glencore PLC	82,097,370	468,101
	Freeport-McMoRan, Inc.	5,489,470	266,788
	Celanese Corp.	1,891,053	255,084
	LyondellBasell Industries NV	2,450,185	234,385
	Royal Gold, Inc.	1,804,152	225,808
	Mosaic Co.	6,906,525	199,599
	Vale SA, ordinary nominative shares	17,717,000	197,197
	Westlake Corp.	1,321,281	191,348
	First Quantum Minerals, Ltd.	12,424,904	163,207
	Lundin Mining Corp.	12,934,393	143,994
	Vulcan Materials Co.	499,773	124,283
			4,182,303

Utilities 2.61%
	Constellation Energy Corp.	5,149,438	1,031,278
	FirstEnergy Corp.	20,833,740	797,307
	PG&E Corp.	26,094,892	455,617
	CenterPoint Energy, Inc.	12,257,062	379,724
	AES Corp.	19,088,624	335,387

Fundamental Investors	4

Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	Southern Co. (The)	2,669,319	$207,059
	Edison International	2,434,594	174,828
	Brookfield Infrastructure Partners, LP	6,099,692	167,557
			3,548,757

Real estate 1.23%
	Welltower, Inc. REIT	5,286,892	551,159
	VICI Properties, Inc. REIT	14,552,346	416,779
	Extra Space Storage, Inc. REIT	2,460,796	382,432
	Rexford Industrial Realty, Inc. REIT	5,820,352	259,530
	Crown Castle, Inc. REIT	681,690	66,601
			1,676,501
	Total common stocks (cost: $71,219,496,000)		132,939,525
Short-term securities 2.26%
Money market investments 2.15%
	Capital Group Central Cash Fund 5.37%[3,6]	29,255,746	2,925,575

Money market investments purchased with collateral from securities on loan 0.11%
	Capital Group Central Cash Fund 5.37%[3,6,7]	1,362,674	136,267
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[6,7]	10,949,256	10,950
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[6,7]	17,903	18
			147,235
	Total short-term securities (cost: $3,072,803,000)		3,072,810
	Total investment securities 100.00% (cost: $74,292,299,000)		136,012,335
	Other assets less liabilities 0.00%		4,431
	Net assets 100.00%		$136,016,766

5	Fundamental Investors

Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 2.15%
Health care 0.11%
agilon health, Inc. [1]	$179,784	$53,341	$136	$(93)	$(86,521)	$146,375	$—
Industrials 1.28%
ITT, Inc.	663,488	—	924	314	54,503	717,381	3,545
Regal Rexnord Corp.	587,426	48,959	744	381	(54,969)	581,053	2,969
Dayforce, Inc.[1]	436,832	158,375	684	163	(153,427)	441,259	—
						1,739,693
Financials 0.27%
OneMain Holdings, Inc.	340,119	43,513	487	33	(5,749)	377,429	15,886
Consumer discretionary 0.00%
Trainline PLC [1,8]	127,577	—	38,625	(11,765)	8,475	—	—
Consumer staples 0.49%
Performance Food Group Co. [1]	695,561	—	942	243	(30,744)	664,118	—
Materials 0.00%
Mosaic Co. [8]	585,581	—	298,376	(186,125)	98,519	—	3,212
Utilities 0.00%
AES Corp. [8]	719,867	84,817	345,415	(68,157)	(55,725)	—	9,571
Total common stocks						2,927,615
Convertible stocks 0.00%
Utilities 0.00%
AES Corp., convertible preferred units, 6.875% 2/15/2024 [9]	48,695	—	63,988	(17)	15,310	—	1,099
Short-term securities 2.25%
Money market investments 2.15%
Capital Group Central Cash Fund 5.37% [6]	2,550,860	10,269,356	9,894,732	(44)	135	2,925,575	93,791
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 5.37% [6,7]	18,867	117,400 [10]				136,267	— [11]
Total short-term securities						3,061,842
Total 4.40%				$(265,067)	$(210,193)	$5,989,457	$130,073
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Class B1,4	1/11/2022	$49,613	$14,354	.01%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $159,250,000, which represented .12% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $14,354,000, which represented .01% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 6/30/2024.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2024. Refer to the investment portfolio for the security value at 6/30/2024.
[9]	Affiliated issuer during the reporting period but no longer held at 6/30/2024.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Fundamental Investors	6

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

7	Fundamental Investors

Financial statements
Statement of assets and liabilities at June 30, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $159,250 of investment securities on loan):
Unaffiliated issuers (cost: $68,124,035)	$130,022,878
Affiliated issuers (cost: $6,168,264)	5,989,457	$136,012,335
Cash		763
Cash denominated in currencies other than U.S. dollars (cost: $7,597)		7,597
Cash collateral received for securities on loan		16,359
Receivables for:
Sales of investments	67,542
Sales of fund’s shares	75,774
Dividends	196,028
Securities lending income	87
Other	308	339,739
		136,376,793
Liabilities:
Collateral for securities on loan		163,594
Payables for:
Purchases of investments	32,032
Repurchases of fund’s shares	88,029
Investment advisory services	26,443
Services provided by related parties	24,014
Trustees’ deferred compensation	4,779
Non-U.S. taxes	20,068
Other	1,068	196,433
Net assets at June 30, 2024		$136,016,766
Net assets consist of:
Capital paid in on shares of beneficial interest		$66,493,280
Total distributable earnings (accumulated loss)		69,523,486
Net assets at June 30, 2024		$136,016,766
Refer to the notes to financial statements.

Fundamental Investors	8

Financial statements (continued)
Statement of assets and liabilities at June 30, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,676,708 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$72,965,581	899,120	$81.15
Class C	1,214,715	15,061	80.65
Class T	14	— *	81.11
Class F-1	1,960,829	24,178	81.10
Class F-2	13,405,704	165,307	81.10
Class F-3	9,653,588	119,042	81.09
Class 529-A	4,040,008	49,897	80.97
Class 529-C	82,046	1,011	81.17
Class 529-E	106,801	1,320	80.88
Class 529-T	24	— *	81.11
Class 529-F-1	16	— *	80.87
Class 529-F-2	414,269	5,106	81.13
Class 529-F-3	17	— *	81.13
Class R-1	100,512	1,247	80.63
Class R-2	721,816	8,967	80.50
Class R-2E	92,802	1,152	80.57
Class R-3	1,635,509	20,220	80.89
Class R-4	1,433,295	17,715	80.91
Class R-5E	260,594	3,220	80.93
Class R-5	813,448	10,015	81.23
Class R-6	27,115,178	334,130	81.15
*
Amount less than one thousand.
Refer to the notes to financial statements.

9	Fundamental Investors

Financial statements (continued)
Statement of operations for the six months ended June 30, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $28,670; also includes $130,073 from affiliates)	$1,076,574
Interest from unaffiliated issuers	970
Securities lending income (net of fees)	430	$1,077,974
Fees and expenses*:
Investment advisory services	156,799
Distribution services	106,640
Transfer agent services	36,127
Administrative services	19,738
529 plan services	1,238
Reports to shareholders	1,178
Registration statement and prospectus	765
Trustees’ compensation	898
Auditing and legal	163
Custodian	1,550
Other	175	325,271
Net investment income		752,703
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $750):
Unaffiliated issuers	7,612,157
Affiliated issuers	(265,067)
In-kind redemptions	102,100
Currency transactions	(3,270)	7,445,920
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $12,570):
Unaffiliated issuers	10,146,380
Affiliated issuers	(210,193)
Currency translations	(2,206)	9,933,981
Net realized gain (loss) and unrealized appreciation (depreciation)		17,379,901
Net increase (decrease) in net assets resulting from operations		$18,132,604
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Fundamental Investors	10

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2024*	2023

Operations:
Net investment income	$752,703	$1,526,250
Net realized gain (loss)	7,445,920	5,827,777
Net unrealized appreciation (depreciation)	9,933,981	19,127,499
Net increase (decrease) in net assets resulting from operations	18,132,604	26,481,526
Distributions paid to shareholders	(1,467,552)	(7,133,843)
Net capital share transactions	(5,692,801)	635,189
Total increase (decrease) in net assets	10,972,251	19,982,872
Net assets:
Beginning of period	125,044,515	105,061,643
End of period	$136,016,766	$125,044,515
*
Unaudited.
Refer to the notes to financial statements.

11	Fundamental Investors

Notes to financial statementsunaudited
1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Fundamental Investors	12

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

13	Fundamental Investors

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$33,327,486	$3,602,236	$—	$36,929,722
Health care	13,578,304	3,969,310	—	17,547,614
Industrials	15,336,653	2,005,353	—	17,342,006
Financials	14,483,960	668,991	14,354	15,167,305
Communication services	10,958,529	616,525	—	11,575,054
Consumer discretionary	9,688,943	1,482,478	—	11,171,421
Consumer staples	7,281,126	1,636,472	—	8,917,598
Energy	4,804,244	77,000	—	4,881,244
Materials	3,714,202	468,101	—	4,182,303
Utilities	3,548,757	—	—	3,548,757
Real estate	1,676,501	—	—	1,676,501
Short-term securities	3,072,810	—	—	3,072,810
Total	$121,471,515	$14,526,466	$14,354	$136,012,335

Fundamental Investors	14

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

15	Fundamental Investors

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2024, the total value of securities on loan was $159,250,000, and the total value of collateral received was $163,594,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2024, the fund recognized $3,742,000 in EU reclaims (net of $46,000 in fees and the effect of realized gain or loss from currency translations) and $25,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

Fundamental Investors	16

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$287,538
Undistributed long-term capital gains	830,148
As of June 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$64,028,344
Gross unrealized depreciation on investments	(2,452,925)
Net unrealized appreciation (depreciation) on investments	61,575,419
Cost of investments	74,436,916
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$306,069	$445,817	$751,886	$749,074	$2,933,275	$3,682,349
Class C	686	7,481	8,167	5,603	54,568	60,171
Class T	— *	— *	— *	— *	— *	— *
Class F-1	7,762	12,014	19,776	20,566	82,674	103,240
Class F-2	71,003	81,829	152,832	165,807	554,395	720,202
Class F-3	55,416	58,990	114,406	128,278	397,920	526,198
Class 529-A	16,184	24,712	40,896	40,093	162,206	202,299
Class 529-C	28	500	528	318	3,705	4,023
Class 529-E	309	657	966	866	4,335	5,201
Class 529-T	— *	— *	— *	— *	1	1
Class 529-F-1	— *	— *	— *	— *	1	1
Class 529-F-2	2,121	2,518	4,639	4,573	15,497	20,070
Class 529-F-3	— *	— *	— *	— *	1	1
Class R-1	53	620	673	433	4,289	4,722
Class R-2	425	4,453	4,878	3,050	30,078	33,128
Class R-2E	182	574	756	605	3,786	4,391
Class R-3	4,317	10,038	14,355	13,021	68,033	81,054
Class R-4	5,823	8,776	14,599	15,406	60,779	76,185
Class R-5E	1,288	1,588	2,876	4,343	11,604	15,947
Class R-5	4,448	4,962	9,410	11,134	34,303	45,437
Class R-6	159,683	166,226	325,909	371,769	1,177,454	1,549,223
Total	$635,797	$831,755	$1,467,552	$1,534,939	$5,598,904	$7,133,843
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.227% on such assets in excess of $144 billion. For the six months ended June 30, 2024, the investment advisory services fees were $156,799,000, which were equivalent to an annualized rate of 0.238% of average daily net assets.

17	Fundamental Investors

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2024, the 529 plan services fees were $1,238,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

Fundamental Investors	18

For the six months ended June 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$84,309	$23,088	$10,409	Not applicable
Class C	5,951	404	181	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,328	1,172	283	Not applicable
Class F-2	Not applicable	6,524	1,972	Not applicable
Class F-3	Not applicable	46	1,400	Not applicable
Class 529-A	4,415	1,195	573	$1,078
Class 529-C	395	26	12	23
Class 529-E	250	17	15	28
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	81	58	109
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	483	43	15	Not applicable
Class R-2	2,588	1,144	104	Not applicable
Class R-2E	266	86	13	Not applicable
Class R-3	3,923	1,127	235	Not applicable
Class R-4	1,732	670	208	Not applicable
Class R-5E	Not applicable	175	37	Not applicable
Class R-5	Not applicable	193	117	Not applicable
Class R-6	Not applicable	136	4,106	Not applicable

Total class-specific expenses	$106,640	$36,127	$19,738	$1,238
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $898,000 in the fund’s statement of operations reflects $216,000 in current fees (either paid in cash or deferred) and a net increase of $682,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,050,090,000 and $1,183,822,000, respectively, which generated $303,714,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2024.

19	Fundamental Investors

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class A	$1,558,024	20,259	$739,106	9,224	$(3,539,487)	(45,960)	$(1,242,357)	(16,477)
Class C	66,289	867	8,152	102	(209,074)	(2,737)	(134,633)	(1,768)
Class T	—	—	—	—	—	—	—	—
Class F-1	33,308	430	19,648	245	(157,113)	(2,060)	(104,157)	(1,385)
Class F-2	1,258,671	16,350	148,422	1,856	(2,023,865)	(25,882)	(616,772)	(7,676)
Class F-3	639,668	8,326	113,861	1,424	(1,118,286)	(14,413)	(364,757)	(4,663)
Class 529-A	140,228	1,830	40,888	511	(229,671)	(3,017)	(48,555)	(676)
Class 529-C	7,662	99	528	7	(16,924)	(221)	(8,734)	(115)
Class 529-E	4,512	59	966	12	(7,447)	(98)	(1,969)	(27)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	39,970	522	4,634	58	(32,372)	(419)	12,232	161
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	4,508	59	671	8	(11,016)	(144)	(5,837)	(77)
Class R-2	45,316	592	4,877	61	(80,808)	(1,067)	(30,615)	(414)
Class R-2E	7,151	95	756	9	(10,741)	(142)	(2,834)	(38)
Class R-3	96,704	1,266	14,329	179	(173,082)	(2,265)	(62,049)	(820)
Class R-4	80,327	1,052	14,597	183	(172,067)	(2,259)	(77,143)	(1,024)
Class R-5E	25,290	331	2,876	36	(20,849)	(271)	7,317	96
Class R-5	29,256	380	9,401	117	(76,331)	(998)	(37,674)	(501)
Class R-6	850,628	11,054	324,668	4,059	(4,149,560)	(52,855)	(2,974,264)	(37,742)
Total net increase (decrease)	$4,887,512	63,571	$1,448,380	18,091	$(12,028,693)	(154,808)	$(5,692,801)	(73,146)
Refer to the end of the table for footnotes.

Fundamental Investors	20

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$2,352,864	35,502	$3,622,370	52,461	$(6,093,832)	(92,064)	$(118,598)	(4,101)
Class C	102,307	1,557	60,033	870	(346,076)	(5,289)	(183,736)	(2,862)
Class T	—	—	—	—	—	—	—	—
Class F-1	56,829	854	102,555	1,486	(264,720)	(4,003)	(105,336)	(1,663)
Class F-2	1,760,758	26,605	700,231	10,162	(2,356,219)	(35,581)	104,770	1,186
Class F-3	979,739	14,886	523,991	7,612	(1,656,758)	(25,112)	(153,028)	(2,614)
Class 529-A	238,883	3,617	202,246	2,935	(458,354)	(6,894)	(17,225)	(342)
Class 529-C	14,734	223	4,021	58	(38,733)	(586)	(19,978)	(305)
Class 529-E	8,015	122	5,200	76	(14,598)	(220)	(1,383)	(22)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	63,473	959	20,067	291	(46,616)	(700)	36,924	550
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	10,704	163	4,702	69	(20,760)	(315)	(5,354)	(83)
Class R-2	82,734	1,265	33,109	480	(141,262)	(2,171)	(25,419)	(426)
Class R-2E	11,486	176	4,391	64	(15,517)	(237)	360	3
Class R-3	168,608	2,559	80,895	1,173	(366,629)	(5,579)	(117,126)	(1,847)
Class R-4	124,190	1,886	76,174	1,107	(324,544)	(4,938)	(124,180)	(1,945)
Class R-5E	86,882	1,345	15,946	234	(245,134)	(3,770)	(142,306)	(2,191)
Class R-5	56,394	854	45,393	659	(260,073)	(3,959)	(158,286)	(2,446)
Class R-6	2,076,383	31,854	1,541,035	22,355	(1,952,331)	(29,560)	1,665,087	24,649
Total net increase (decrease)	$8,194,983	124,427	$7,042,362	102,092	$(14,602,156)	(220,978)	$635,189	5,541
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $19,662,573,000 and $26,461,904,000, respectively, during the six months ended June 30, 2024.

21	Fundamental Investors

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2024[5,6]	$71.49	$.40	$10.10	$10.50	$(.34 )	$(.50 )	$(.84 )	$81.15	14.71%[7]	$72,966	.59%[8]	.59%[8]	1.06%[8]
12/31/2023	60.26	.83	14.55	15.38	(.84 )	(3.31)	(4.15)	71.49	25.88	65,454.60		.60	1.25
12/31/2022	75.96	.95	(13.65)	(12.70)	(.96 )	(2.04)	(3.00)	60.26	(16.67)	55,416.60		.60	1.48
12/31/2021	69.15	.96	14.18	15.14	(.94 )	(7.39)	(8.33)	75.96	22.49	70,646.59		.59	1.26
12/31/2020	62.02	.89	8.05	8.94	(1.03)	(.78 )	(1.81)	69.15	14.95	60,572.61		.61	1.48
12/31/2019	52.29	.98	13.30	14.28	(.94 )	(3.61)	(4.55)	62.02	27.61	56,715.61		.61	1.65
Class C:
6/30/2024[5,6]	71.05	.11	10.03	10.14	(.04 )	(.50 )	(.54 )	80.65	14.28 [7]	1,215	1.33 [8]	1.33 [8]	.30 [8]
12/31/2023	59.90	.32	14.47	14.79	(.33 )	(3.31)	(3.64)	71.05	24.93	1,196	1.35	1.35	.49
12/31/2022	75.51	.46	(13.56)	(13.10)	(.47 )	(2.04)	(2.51)	59.90	(17.30)	1,180	1.35	1.35	.71
12/31/2021	68.77	.38	14.11	14.49	(.36 )	(7.39)	(7.75)	75.51	21.59	1,723	1.34	1.34	.51
12/31/2020	61.66	.45	8.01	8.46	(.57 )	(.78 )	(1.35)	68.77	14.08	1,671	1.35	1.35	.76
12/31/2019	52.00	.52	13.23	13.75	(.48 )	(3.61)	(4.09)	61.66	26.66	2,061	1.37	1.37	.89
Class T:
6/30/2024[5,6]	71.45	.50	10.10	10.60	(.44 )	(.50 )	(.94 )	81.11	14.85 [7,9]	— [10]	.34 [8,9]	.34 [8,9]	1.30 [8,9]
12/31/2023	60.22	1.01	14.55	15.56	(1.02)	(3.31)	(4.33)	71.45	26.22 [9]	— [10]	.32 [9]	.32 [9]	1.52 [9]
12/31/2022	75.93	1.12	(13.66)	(12.54)	(1.13)	(2.04)	(3.17)	60.22	(16.46)[9]	— [10]	.34 [9]	.34 [9]	1.73 [9]
12/31/2021	69.12	1.13	14.19	15.32	(1.12)	(7.39)	(8.51)	75.93	22.78 [9]	— [10]	.36 [9]	.36 [9]	1.49 [9]
12/31/2020	62.02	1.04	8.02	9.06	(1.18)	(.78 )	(1.96)	69.12	15.22 [9]	— [10]	.36 [9]	.36 [9]	1.74 [9]
12/31/2019	52.28	1.12	13.32	14.44	(1.09)	(3.61)	(4.70)	62.02	27.95 [9]	— [10]	.37 [9]	.37 [9]	1.90 [9]
Class F-1:
6/30/2024[5,6]	71.44	.38	10.10	10.48	(.32 )	(.50 )	(.82 )	81.10	14.69 [7]	1,961	.65 [8]	.65 [8]	.99 [8]
12/31/2023	60.22	.79	14.54	15.33	(.80 )	(3.31)	(4.11)	71.44	25.79	1,826.65		.65	1.20
12/31/2022	75.91	.91	(13.63)	(12.72)	(.93 )	(2.04)	(2.97)	60.22	(16.71)	1,640.65		.65	1.41
12/31/2021	69.10	.91	14.18	15.09	(.89 )	(7.39)	(8.28)	75.91	22.42	2,316.65		.65	1.20
12/31/2020	61.98	.87	8.03	8.90	(1.00)	(.78 )	(1.78)	69.10	14.89	2,522.65		.65	1.45
12/31/2019	52.26	.94	13.29	14.23	(.90 )	(3.61)	(4.51)	61.98	27.53	2,771.66		.66	1.60
Class F-2:
6/30/2024[5,6]	71.44	.48	10.10	10.58	(.42 )	(.50 )	(.92 )	81.10	14.84 [7]	13,406	.37 [8]	.37 [8]	1.26 [8]
12/31/2023	60.21	.97	14.55	15.52	(.98 )	(3.31)	(4.29)	71.44	26.16	12,357.38		.38	1.47
12/31/2022	75.91	1.09	(13.65)	(12.56)	(1.10)	(2.04)	(3.14)	60.21	(16.49)	10,345.39		.39	1.68
12/31/2021	69.11	1.12	14.17	15.29	(1.10)	(7.39)	(8.49)	75.91	22.73	14,149.38		.38	1.47
12/31/2020	62.00	1.02	8.03	9.05	(1.16)	(.78 )	(1.94)	69.11	15.20	11,567.39		.39	1.71
12/31/2019	52.27	1.10	13.30	14.40	(1.06)	(3.61)	(4.67)	62.00	27.87	10,821.40		.40	1.86
Class F-3:
6/30/2024[5,6]	71.44	.52	10.09	10.61	(.46 )	(.50 )	(.96 )	81.09	14.89 [7]	9,654	.28 [8]	.28 [8]	1.36 [8]
12/31/2023	60.21	1.04	14.55	15.59	(1.05)	(3.31)	(4.36)	71.44	26.27	8,837.28		.28	1.57
12/31/2022	75.91	1.16	(13.65)	(12.49)	(1.17)	(2.04)	(3.21)	60.21	(16.39)	7,606.28		.28	1.80
12/31/2021	69.11	1.20	14.17	15.37	(1.18)	(7.39)	(8.57)	75.91	22.86	10,052.28		.28	1.58
12/31/2020	62.00	1.08	8.03	9.11	(1.22)	(.78 )	(2.00)	69.11	15.32	8,288.29		.29	1.81
12/31/2019	52.27	1.17	13.29	14.46	(1.12)	(3.61)	(4.73)	62.00	28.01	7,595.30		.30	1.97
Class 529-A:
6/30/2024[5,6]	71.33	.39	10.08	10.47	(.33 )	(.50 )	(.83 )	80.97	14.68 [7]	4,040	.63 [8]	.63 [8]	1.02 [8]
12/31/2023	60.13	.80	14.52	15.32	(.81 )	(3.31)	(4.12)	71.33	25.81	3,607.64		.64	1.21
12/31/2022	75.81	.93	(13.63)	(12.70)	(.94 )	(2.04)	(2.98)	60.13	(16.69)	3,061.63		.63	1.44
12/31/2021	69.02	.93	14.16	15.09	(.91 )	(7.39)	(8.30)	75.81	22.46	3,815.63		.63	1.22
12/31/2020	61.92	.86	8.02	8.88	(1.00)	(.78 )	(1.78)	69.02	14.88	3,219.65		.65	1.43
12/31/2019	52.21	.94	13.28	14.22	(.90 )	(3.61)	(4.51)	61.92	27.53	2,810.67		.67	1.60
Refer to the end of the table for footnotes.

Fundamental Investors	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
6/30/2024[5,6]	$71.50	$.10	$10.10	$10.20	$(.03 )	$(.50 )	$(.53 )	$81.17	14.26%[7]	$82	1.37%[8]	1.37%[8]	.26%[8]
12/31/2023	60.24	.29	14.56	14.85	(.28 )	(3.31)	(3.59)	71.50	24.87	81	1.40	1.40	.44
12/31/2022	75.90	.43	(13.63)	(13.20)	(.42 )	(2.04)	(2.46)	60.24	(17.34)	86	1.40	1.40	.66
12/31/2021	69.09	.35	14.17	14.52	(.32 )	(7.39)	(7.71)	75.90	21.52	133	1.38	1.38	.46
12/31/2020	61.90	.46	8.03	8.49	(.52 )	(.78 )	(1.30)	69.09	14.05	144	1.40	1.40	.78
12/31/2019	52.19	.50	13.27	13.77	(.45 )	(3.61)	(4.06)	61.90	26.59	350	1.41	1.41	.84
Class 529-E:
6/30/2024[5,6]	71.26	.30	10.05	10.35	(.23 )	(.50 )	(.73 )	80.88	14.53 [7]	107	.86 [8]	.86 [8]	.78 [8]
12/31/2023	60.07	.64	14.51	15.15	(.65 )	(3.31)	(3.96)	71.26	25.52	96.87		.87	.97
12/31/2022	75.73	.78	(13.61)	(12.83)	(.79 )	(2.04)	(2.83)	60.07	(16.89)	82.87		.87	1.21
12/31/2021	68.96	.75	14.14	14.89	(.73 )	(7.39)	(8.12)	75.73	22.16	105.86		.86	.99
12/31/2020	61.85	.73	8.03	8.76	(.87 )	(.78 )	(1.65)	68.96	14.65	96.87		.87	1.23
12/31/2019	52.16	.81	13.26	14.07	(.77 )	(3.61)	(4.38)	61.85	27.24	94.89		.89	1.37
Class 529-T:
6/30/2024[5,6]	71.45	.48	10.09	10.57	(.41 )	(.50 )	(.91 )	81.11	14.82 [7,9]	— [10]	.39 [8,9]	.39 [8,9]	1.25 [8,9]
12/31/2023	60.23	.97	14.54	15.51	(.98 )	(3.31)	(4.29)	71.45	26.11 [9]	— [10]	.39 [9]	.39 [9]	1.46 [9]
12/31/2022	75.93	1.08	(13.65)	(12.57)	(1.09)	(2.04)	(3.13)	60.23	(16.50)[9]	— [10]	.40 [9]	.40 [9]	1.67 [9]
12/31/2021	69.13	1.10	14.17	15.27	(1.08)	(7.39)	(8.47)	75.93	22.69 [9]	— [10]	.41 [9]	.41 [9]	1.44 [9]
12/31/2020	62.02	1.00	8.04	9.04	(1.15)	(.78 )	(1.93)	69.13	15.17 [9]	— [10]	.41 [9]	.41 [9]	1.68 [9]
12/31/2019	52.28	1.09	13.31	14.40	(1.05)	(3.61)	(4.66)	62.02	27.86 [9]	— [10]	.42 [9]	.42 [9]	1.85 [9]
Class 529-F-1:
6/30/2024[5,6]	71.24	.46	10.07	10.53	(.40 )	(.50 )	(.90 )	80.87	14.79 [7,9]	— [10]	.44 [8,9]	.44 [8,9]	1.20 [8,9]
12/31/2023	60.06	.91	14.51	15.42	(.93 )	(3.31)	(4.24)	71.24	26.02 [9]	— [10]	.46 [9]	.46 [9]	1.39 [9]
12/31/2022	75.73	1.04	(13.62)	(12.58)	(1.05)	(2.04)	(3.09)	60.06	(16.56)[9]	— [10]	.46 [9]	.46 [9]	1.61 [9]
12/31/2021	68.95	1.06	14.16	15.22	(1.05)	(7.39)	(8.44)	75.73	22.68 [9]	— [10]	.45 [9]	.45 [9]	1.40 [9]
12/31/2020	61.85	.97	8.05	9.02	(1.14)	(.78 )	(1.92)	68.95	15.19 [9]	— [10]	.42 [9]	.42 [9]	1.66 [9]
12/31/2019	52.15	1.08	13.27	14.35	(1.04)	(3.61)	(4.65)	61.85	27.84	196.43		.43	1.83
Class 529-F-2:
6/30/2024[5,6]	71.47	.49	10.09	10.58	(.42 )	(.50 )	(.92 )	81.13	14.83 [7]	414	.37 [8]	.37 [8]	1.27 [8]
12/31/2023	60.24	.98	14.55	15.53	(.99 )	(3.31)	(4.30)	71.47	26.14	354.37		.37	1.48
12/31/2022	75.95	1.10	(13.66)	(12.56)	(1.11)	(2.04)	(3.15)	60.24	(16.48)	265.38		.38	1.71
12/31/2021	69.14	1.12	14.17	15.29	(1.09)	(7.39)	(8.48)	75.95	22.73	303.39		.39	1.47
12/31/2020[5,11]	59.63	.19	9.87	10.06	(.55 )	—	(.55 )	69.14	16.87 [7]	231	.07 [7]	.07 [7]	.29 [7]
Class 529-F-3:
6/30/2024[5,6]	71.47	.50	10.10	10.60	(.44 )	(.50 )	(.94 )	81.13	14.86 [7]	— [10]	.33 [8]	.33 [8]	1.31 [8]
12/31/2023	60.24	1.00	14.55	15.55	(1.01)	(3.31)	(4.32)	71.47	26.19	— [10]	.33	.33	1.52
12/31/2022	75.95	1.12	(13.66)	(12.54)	(1.13)	(2.04)	(3.17)	60.24	(16.45)	— [10]	.34	.34	1.74
12/31/2021	69.13	1.16	14.19	15.35	(1.14)	(7.39)	(8.53)	75.95	22.81	— [10]	.35	.33	1.52
12/31/2020[5,11]	59.63	.20	9.86	10.06	(.56 )	—	(.56 )	69.13	16.88 [7]	— [10]	.09 [7]	.06 [7]	.30 [7]
Class R-1:
6/30/2024[5,6]	71.04	.10	10.03	10.13	(.04 )	(.50 )	(.54 )	80.63	14.26 [7]	100	1.36 [8]	1.36 [8]	.28 [8]
12/31/2023	59.90	.32	14.46	14.78	(.33 )	(3.31)	(3.64)	71.04	24.90	94	1.36	1.36	.48
12/31/2022	75.51	.45	(13.56)	(13.11)	(.46 )	(2.04)	(2.50)	59.90	(17.30)	84	1.37	1.37	.70
12/31/2021	68.77	.36	14.11	14.47	(.34 )	(7.39)	(7.73)	75.51	21.55	114	1.37	1.37	.48
12/31/2020	61.65	.42	8.02	8.44	(.54 )	(.78 )	(1.32)	68.77	14.05	113	1.39	1.39	.71
12/31/2019	52.00	.50	13.23	13.73	(.47 )	(3.61)	(4.08)	61.65	26.60	132	1.40	1.40	.86
Refer to the end of the table for footnotes.

23	Fundamental Investors

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
6/30/2024[5,6]	$70.92	$.11	$10.02	$10.13	$(.05 )	$(.50 )	$(.55 )	$80.50	14.28%[7]	$722	1.36%[8]	1.36%[8]	.28%[8]
12/31/2023	59.81	.31	14.44	14.75	(.33 )	(3.31)	(3.64)	70.92	24.90	665	1.37	1.37	.48
12/31/2022	75.41	.44	(13.55)	(13.11)	(.45 )	(2.04)	(2.49)	59.81	(17.32)	587	1.39	1.39	.68
12/31/2021	68.70	.37	14.08	14.45	(.35 )	(7.39)	(7.74)	75.41	21.54	792	1.37	1.37	.48
12/31/2020	61.61	.43	8.01	8.44	(.57 )	(.78 )	(1.35)	68.70	14.06	729	1.38	1.38	.72
12/31/2019	51.97	.51	13.22	13.73	(.48 )	(3.61)	(4.09)	61.61	26.62	734	1.40	1.40	.87
Class R-2E:
6/30/2024[5,6]	70.99	.22	10.02	10.24	(.16 )	(.50 )	(.66 )	80.57	14.43 [7]	93	1.07 [8]	1.07 [8]	.57 [8]
12/31/2023	59.86	.50	14.46	14.96	(.52 )	(3.31)	(3.83)	70.99	25.27	85	1.08	1.08	.77
12/31/2022	75.47	.63	(13.56)	(12.93)	(.64 )	(2.04)	(2.68)	59.86	(17.08)	71	1.09	1.09	.98
12/31/2021	68.75	.58	14.10	14.68	(.57 )	(7.39)	(7.96)	75.47	21.89	104	1.08	1.08	.77
12/31/2020	61.67	.60	8.01	8.61	(.75 )	(.78 )	(1.53)	68.75	14.39	99	1.08	1.08	1.01
12/31/2019	52.02	.69	13.23	13.92	(.66 )	(3.61)	(4.27)	61.67	26.99	91	1.09	1.09	1.17
Class R-3:
6/30/2024[5,6]	71.26	.27	10.07	10.34	(.21 )	(.50 )	(.71 )	80.89	14.52 [7]	1,635	.92 [8]	.92 [8]	.72 [8]
12/31/2023	60.07	.60	14.52	15.12	(.62 )	(3.31)	(3.93)	71.26	25.46	1,499.93		.93	.92
12/31/2022	75.73	.73	(13.61)	(12.88)	(.74 )	(2.04)	(2.78)	60.07	(16.94)	1,375.93		.93	1.13
12/31/2021	68.96	.70	14.14	14.84	(.68 )	(7.39)	(8.07)	75.73	22.08	1,898.93		.93	.92
12/31/2020	61.84	.70	8.03	8.73	(.83 )	(.78 )	(1.61)	68.96	14.58	1,851.93		.93	1.17
12/31/2019	52.15	.77	13.27	14.04	(.74 )	(3.61)	(4.35)	61.84	27.17	1,986.94		.94	1.31
Class R-4:
6/30/2024[5,6]	71.28	.39	10.07	10.46	(.33 )	(.50 )	(.83 )	80.91	14.68 [7]	1,433	.62 [8]	.62 [8]	1.01 [8]
12/31/2023	60.09	.80	14.52	15.32	(.82 )	(3.31)	(4.13)	71.28	25.82	1,336.63		.63	1.22
12/31/2022	75.75	.92	(13.60)	(12.68)	(.94 )	(2.04)	(2.98)	60.09	(16.69)	1,243.63		.63	1.43
12/31/2021	68.97	.92	14.16	15.08	(.91 )	(7.39)	(8.30)	75.75	22.45	1,821.63		.63	1.22
12/31/2020	61.87	.88	8.01	8.89	(1.01)	(.78 )	(1.79)	68.97	14.92	1,847.63		.63	1.47
12/31/2019	52.17	.95	13.28	14.23	(.92 )	(3.61)	(4.53)	61.87	27.57	1,970.64		.64	1.62
Class R-5E:
6/30/2024[5,6]	71.30	.47	10.07	10.54	(.41 )	(.50 )	(.91 )	80.93	14.79 [7]	261	.42 [8]	.42 [8]	1.22 [8]
12/31/2023	60.10	.90	14.55	15.45	(.94 )	(3.31)	(4.25)	71.30	26.07	223.43		.43	1.37
12/31/2022	75.77	1.04	(13.61)	(12.57)	(1.06)	(2.04)	(3.10)	60.10	(16.54)	319.45		.45	1.60
12/31/2021	68.99	1.10	14.14	15.24	(1.07)	(7.39)	(8.46)	75.77	22.71	551.42		.42	1.45
12/31/2020	61.90	.99	8.02	9.01	(1.14)	(.78 )	(1.92)	68.99	15.14	418.43		.43	1.67
12/31/2019	52.19	1.09	13.28	14.37	(1.05)	(3.61)	(4.66)	61.90	27.85	379.43		.43	1.84
Class R-5:
6/30/2024[5,6]	71.55	.50	10.12	10.62	(.44 )	(.50 )	(.94 )	81.23	14.85 [7]	813	.32 [8]	.32 [8]	1.31 [8]
12/31/2023	60.30	1.00	14.58	15.58	(1.02)	(3.31)	(4.33)	71.55	26.21	752.33		.33	1.51
12/31/2022	76.02	1.12	(13.66)	(12.54)	(1.14)	(2.04)	(3.18)	60.30	(16.45)	782.33		.33	1.73
12/31/2021	69.19	1.15	14.21	15.36	(1.14)	(7.39)	(8.53)	76.02	22.81	1,186.33		.33	1.52
12/31/2020	62.08	1.06	8.03	9.09	(1.20)	(.78 )	(1.98)	69.19	15.25	1,253.33		.33	1.77
12/31/2019	52.33	1.13	13.33	14.46	(1.10)	(3.61)	(4.71)	62.08	27.95	1,354.34		.34	1.91
Class R-6:
6/30/2024[5,6]	71.48	.52	10.11	10.63	(.46 )	(.50 )	(.96 )	81.15	14.89 [7]	27,115	.28 [8]	.28 [8]	1.36 [8]
12/31/2023	60.25	1.04	14.55	15.59	(1.05)	(3.31)	(4.36)	71.48	26.26	26,583.28		.28	1.57
12/31/2022	75.96	1.16	(13.66)	(12.50)	(1.17)	(2.04)	(3.21)	60.25	(16.39)	20,920.28		.28	1.80
12/31/2021	69.14	1.20	14.19	15.39	(1.18)	(7.39)	(8.57)	75.96	22.87	25,982.28		.28	1.58
12/31/2020	62.04	1.08	8.03	9.11	(1.23)	(.78 )	(2.01)	69.14	15.30	21,200.28		.28	1.80
12/31/2019	52.30	1.17	13.31	14.48	(1.13)	(3.61)	(4.74)	62.04	28.01	18,458.29		.29	1.98
Refer to the end of the table for footnotes.

Fundamental Investors	24

Financial highlights (continued)

	Six months ended June 30, 2024[5,6,7]	Year ended December 31,
		2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[12]	15%	28%	27%	25%	48%	40%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

25	Fundamental Investors

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

Fundamental Investors	26

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Fundamental Investors

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: August 30, 2024

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: August 30, 2024